TRADE RECEIVABLES AND OTHER - Currency Concentration of Total Trade Receivables (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Trade receivables [line items]
Trade receivables	€ 603	€ 341
Euro
Trade receivables [line items]
Trade receivables	277	143
U.S. Dollars
Trade receivables [line items]
Trade receivables	305	181
Swiss Francs
Trade receivables [line items]
Trade receivables	4	6
Other currencies
Trade receivables [line items]
Trade receivables	€ 17	€ 11